UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05845

Invesco Senior Loan Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

  Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:	02/28

Date of reporting period:	08/31/19

Item 1. Reports to Stockholders.

Semiannual Report to Shareholders	August 31, 2019
Invesco Senior Loan Fund
Nasdaq:
A: VSLAX ■ C: VSLCX ■ Y: VSLYX■ IB: XPRTX ■ IC: XSLCX

2	Letters to Shareholders
3	Fund Performance
5	Schedule of Investments
27	Financial Statements
31	Financial Highlights
32	Notes to Financial Statements
41	Fund Expenses
42	Approval of Investment Advisory and Sub-Advisory Contracts
44	Distribution Information
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg
Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance and holdings.
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
2	Invesco Senior Loan Fund

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, February 28, 2019 to August 31, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	0.80%
Class C Shares	0.28
Class Y Shares	0.93
Class IB Shares	0.78
Class IC Shares	0.85
Credit Suisse Leveraged Loan Index▼ (Style-Specific Index)	1.96
Source(s): ▼Bloomberg L.P.
The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated, non-investment grade loans.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
3	Invesco Senior Loan Fund

Average Annual Total Returns
As of 8/31/19, including maximum applicable sales charges
Class A Shares
Inception (2/18/05)	3.30%
10 Years	6.41
5 Years	2.90
1 Year	–2.26
Class C Shares
Inception (2/18/05)	2.77%
10 Years	5.96
5 Years	2.81
1 Year	–0.72
Class Y Shares
Inception (11/08/13)	4.21%
5 Years	3.86
1 Year	1.33
Class IB Shares
Inception (10/4/89)	4.88%
10 Years	6.94
5 Years	3.86
1 Year	1.33
Class IC Shares
Inception (6/13/03)	4.27%
10 Years	6.84
5 Years	3.71
1 Year	1.17
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class IB and Class IC shares was 2.46%, 3.21%, 2.21%, 2.21% and 2.36%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 3.25% sales charge. Class C share performance reflects an early withdrawal charge of 1% for the first year after purchase. Class IB
Average Annual Total Returns
As of 6/30/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (2/18/05)	3.34%
10 Years	7.26
5 Years	3.00
1 Year	–0.91
Class C Shares
Inception (2/18/05)	2.82%
10 Years	6.82
5 Years	2.94
1 Year	0.82
Class Y Shares
Inception (11/08/13)	4.33%
5 Years	3.97
1 Year	2.76
Class IB Shares
Inception (10/4/89)	4.91%
10 Years	7.78
5 Years	3.97
1 Year	2.75
Class IC Shares
Inception (6/13/03)	4.31%
10 Years	7.67
5 Years	3.81
1 Year	2.59
shares and Class IC shares are not continuously offered and have no early withdrawal charges. Class Y shares do not have a front-end sales charge or a CDSC, therefore performance is at net asset value. Class Y shares do not have early withdrawal charges.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
4	Invesco Senior Loan Fund

Schedule of Investments
August 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–103.59%(b)(c)
Aerospace & Defense–3.82%
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 08/19/2015-03/29/2019; Cost $758,623)(d)	5.86%	08/11/2022		$ 762	$ 761,474
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	6.15%	06/28/2024		1,337	1,339,738
IAP Worldwide Services, Inc.
Revolver Loan (Acquired 08/05/2014-02/08/2019; Cost $1,946,523)(d)(e)	0.00%	07/18/2021		1,947	1,946,523
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $2,010,614)(d)	8.83%	07/18/2021		2,171	2,170,773
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	4.87%	10/04/2024		3,017	2,652,467
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)(d)	7.37%	04/29/2024		861	853,826
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	05/31/2025		660	661,776
Space Exploration Technologies Corp., Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 11/20/2018-06/06/2019; Cost $2,050,652)(d)	6.37%	11/21/2025		2,061	2,066,280
TransDigm, Inc.
Term Loan E (3 mo. USD LIBOR + 2.50%)	4.83%	05/30/2025		6,266	6,213,279
Term Loan F (3 mo. USD LIBOR + 2.50%)	4.83%	06/09/2023		1,323	1,315,657
Term Loan G (3 mo. USD LIBOR + 2.50%)	4.83%	08/22/2024		139	137,724
Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	03/08/2025		587	566,131
Wesco Aircraft Hardware Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.62%	02/28/2021		1,217	1,217,587
Xebec Global Holdings, LLC, Term Loan (1 wk. USD LIBOR + 5.25%) (Acquired 02/12/2018-04/04/2019; Cost $835,653)(d)	7.93%	02/12/2024		840	844,443
					22,747,678
Air Transport–1.80%
American Airlines, Inc.
Term Loan (1 mo. USD LIBOR + 1.75%)	4.06%	06/27/2025		74	72,336
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.20%	12/14/2023		729	727,296
Avolon TLB Borrower 1 (US) LLC (Ireland), Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	3.92%	01/15/2025		2,992	3,001,971
Etraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	08/02/2024	EUR	329	364,308
Gol LuxCo S.A. (Brazil), Term Loan (6 mo. USD LIBOR + 6.50%)	6.50%	08/31/2020		2,998	3,042,934
WestJet Airlines Ltd. (Canada), Term Loan B (f)	—	08/07/2026		3,509	3,522,384
					10,731,229
Automotive–3.01%
Allison Transmission, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.17%	03/29/2026		11	11,585
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.43%	04/06/2024		996	977,807
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	6.38%	05/19/2023		680	640,426
Garrett Borrowing LLC (Switzerland)
Term Loan B (3 mo. EURIBOR + 2.75%)	2.75%	09/27/2025	EUR	123	134,744
Term Loan B (3 mo. USD LIBOR + 2.50%)	4.82%	09/27/2025		418	415,004
IAA Spinco Inc., Term Loan (f)	—	06/29/2026		776	781,092
Mavis Tire Express Services Corp.
Delayed Draw Term Loan (e)	3.53%	03/20/2025		151	148,561
Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	03/20/2025		1,190	1,170,222
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.70%	11/06/2024		0	267
Panther BF Aggregator 2 L.P. (Canada)
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	04/30/2026	EUR	773	851,147
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.61%	04/30/2026		2,461	2,429,750
Project Boost Purchaser, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	06/01/2026		413	410,075
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.11%	05/22/2024		1,003	965,405
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.11%	10/01/2025		$ 2,685	$ 2,508,955
ThermaSys Corp.
Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 12/31/2018; Cost $115,442)(d)	8.33%	10/02/2023		115	105,052
Term Loan (3 mo. USD LIBOR + 6.00%)	8.33%	01/01/2024		631	573,505
TI Group Automotive Systems, L.L.C. (United Kingdom), Term Loan (1 mo. USD LIBOR + 2.50%)	4.61%	06/30/2022		295	293,544
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.00%	03/07/2024		1,165	1,166,683
Transtar Holding Co.
Delayed Draw Term Loan (Acquired 04/11/2017-07/06/2017; Cost $170,015)(d)(e)	0.00%	04/11/2022		170	169,960
First Lien Term Loan (2 mo. USD LIBOR + 4.25%) (Acquired 10/03/2012-06/13/2016; Cost $2,130,521)(d)	6.43%	04/11/2022		2,134	2,117,745
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/11/2019; Cost $710,865)(d)(g)	7.75%	04/11/2022		754	753,756
Wand NewCo 3, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.71%	02/05/2026		541	543,807
Winter Park Intermediate, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.86%	04/04/2025		742	736,571
					17,905,663
Beverage & Tobacco–0.46%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	12/13/2023		551	526,461
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.36%	12/13/2023		2,093	2,005,034
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	6.37%	12/13/2023		203	199,298
					2,730,793
Building & Development–2.15%
American Builders & Contractors Supply Co., Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	4.11%	10/31/2023		2,009	1,993,956
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	01/02/2025		12	11,478
Capital Automotive L.P., Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	8.12%	03/24/2025		834	838,894
DiversiTech Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.83%	06/02/2025		51	50,314
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.33%	06/03/2024		545	533,190
Financiere Persea (Proxiserve) (France), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR	170	188,066
Foncia Groupe S.A.S. (France), Term Loan B-3 (3 mo. EURIBOR + 3.00%)	3.00%	09/07/2023	EUR	377	414,586
Forterra Finance, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	10/25/2023		891	835,232
HD Supply, Inc., Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	3.86%	10/17/2023		1,797	1,805,870
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan B (f)	—	07/04/2024	EUR	317	347,176
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	11/15/2023		404	400,608
Quimper AB (Sweden)
First Lien Term Loan B-1 (2 mo. EURIBOR + 4.25%)	4.25%	02/15/2026	EUR	746	825,224
First Lien Term Loan B-2 (2 mo. EURIBOR + 4.25%)	4.25%	02/15/2026	EUR	36	39,956
Second Lien Term Loan (6 mo. EURIBOR + 8.25%) (Acquired 03/01/2019-03/07/2019; Cost $344,775)(d)	8.25%	02/13/2027	EUR	309	342,512
Re/Max, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	12/15/2023		2,304	2,277,753
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.42%	02/08/2025		245	236,790
SRS Distribution, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.37%	05/23/2025		0	167
TAMKO Building Products, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.55%	05/29/2026		628	629,940
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	6.33%	07/24/2024		1,051	1,027,513
					12,799,225
Business Equipment & Services–9.56%
Allied Universal Holdco LLC, Delayed Draw Term Loan (e)	0.00%	06/27/2026		229	228,871
Alorica, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.86%	06/30/2022		1,115	1,044,801
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Altran Technologies (France), Term Loan B (3 mo. USD LIBOR + 2.50%)	4.89%	03/20/2025		$ 353	$ 353,188
Asurion LLC
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.61%	08/04/2025		4,036	4,102,383
Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.11%	08/04/2022		16	15,645
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.11%	11/03/2023		7,193	7,205,502
Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	5.11%	11/03/2024		71	71,332
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.25%	06/15/2026		373	373,625
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)	5.26%	05/22/2024		715	717,540
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.52%	06/21/2024		1,324	1,260,236
Brightview Landscapes, LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	4.66%	08/15/2025		710	711,043
Cast & Crew Payroll, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.12%	02/09/2026		71	71,507
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 3.18% Cash Rate (g)	9.50%	08/15/2023		433	205,771
Term Loan (1 mo. USD LIBOR + 7.50%)	9.68%	02/15/2023		341	283,198
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	9.46%	08/08/2026		72	71,131
Crossmark Holdings, Inc., Exit Term Loan (1 mo. USD LIBOR + 10.00%)	12.15%	07/26/2023		304	306,697
Dream Secured Bondco AB (Sweden), Term Loan B1F (3 mo. EURIBOR + 3.50%)	3.50%	10/21/2022	EUR	277	306,277
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.75%)	7.15%	02/06/2026		1,716	1,722,303
FleetCor Technologies Operating Co., LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	4.11%	08/02/2024		227	227,939
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	04/16/2025		963	943,388
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	11.11%	04/16/2026		375	358,710
Global Payments, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	3.86%	04/21/2023		33	32,941
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.86%	10/17/2025		656	656,287
Holding Socotec (France), Term Loan B-4 (f)	—	07/27/2024	EUR	346	380,912
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. EURIBOR + 3.00%)	4.00%	12/21/2024	EUR	169	187,195
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)(d)	5.51%	06/23/2024	GBP	609	741,425
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)(d)	6.83%	03/05/2026		1,034	1,023,773
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 03/05/2019; Cost $679,966)(d)	10.83%	03/05/2027		701	699,243
ION Trading Technologies S.a.r.l. (Ireland), Term Loan (6 mo. USD LIBOR + 4.00%)	6.65%	11/21/2024		599	577,724
Iron Mountain, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.86%	01/02/2026		1,112	1,100,813
KAR Auction Services, Inc., Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	4.88%	03/09/2023		592	592,466
Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	07/23/2021		326	305,647
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.58%	07/23/2021		1,723	1,597,184
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.86%	04/25/2025		1,987	1,999,319
Monitronics International, Inc.
DIP Loan (1 mo. USD LIBOR + 5.00%) (Acquired 06/27/2019-07/03/2019; Cost $1,331,679)(d)(e)	6.06%	07/03/2020		1,332	1,331,679
Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	07/01/2024		1,564	1,563,802
Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	8.61%	09/30/2022		3,210	3,030,945
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.22%	03/18/2024		25	25,532
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.12%	01/29/2025		196	192,223
Red Ventures, LLC (New Imagitas, Inc.), Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.11%	11/08/2024		222	222,223
Refinitiv US Holdings, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	5.86%	10/01/2025		3,928	3,951,444
Sector Alarm Holding A.S. (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	06/04/2026	EUR	320	354,378
ServPro Borrower, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	03/26/2026		159	159,363
SMS Systems Maintenance Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	10/30/2023		1,359	1,117,620
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.58%	11/14/2022		5,353	5,244,196
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Techem Verwaltungsgesellschaft Gmbh (Germany), Term Loan B-3 (3 mo. EURIBOR + 3.50%)	3.50%	07/31/2025	EUR	212	$ 234,223
Trans Union LLC, Incremental Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.11%	06/19/2025		$ 381	381,890
Travelport Finance (Luxembourg) S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 5.00%)	7.54%	03/20/2026		808	746,144
Ventia Deco LLC (Australia), Term Loan B (3 mo. USD LIBOR + 3.50%)(d)	5.85%	06/25/2026		1,264	1,265,867
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	05/16/2022		1,094	1,077,511
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	05/16/2022		153	150,710
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.11%	05/12/2023		121	118,033
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.11%	05/14/2023		21	20,673
West Corp.
Term Loan B (1 mo. USD LIBOR + 4.00%)	6.11%	10/10/2024		2,072	1,861,837
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.61%	10/10/2024		959	855,635
WEX, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.36%	05/17/2026		1,866	1,873,508
WowMidco SAS (France), Term Loan B (f)	—	08/02/2026	EUR	604	666,545
					56,921,997
Cable & Satellite Television–5.89%
Altice Financing S.A. (France)
Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	6.20%	08/14/2026		1,483	1,472,736
Term Loan (1 mo. USD LIBOR + 2.75%)	4.94%	07/15/2025		619	601,847
Term Loan (1 mo. USD LIBOR + 2.75%)	4.95%	01/31/2026		574	556,573
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	5.88%	01/31/2026		4,608	4,537,526
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	01/03/2025		3,087	3,079,094
Charter Communications Operating, LLC, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.33%	04/30/2025		78	78,473
CSC Holdings, LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	4.45%	01/15/2026		1,673	1,668,193
Term Loan (1 mo. USD LIBOR + 2.25%)	4.45%	07/17/2025		6,303	6,286,737
Term Loan (1 mo. USD LIBOR + 2.50%)	4.70%	01/25/2026		1,406	1,407,347
Ion Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.12%	12/18/2024		1,720	1,719,980
Telenet Financing USD LLC (Belgium), Term Loan AN (1 mo. USD LIBOR + 2.25%)	4.45%	08/15/2026		3,023	3,020,027
Virgin Media Bristol LLC, Term Loan K (1 mo. USD LIBOR + 2.50%)	4.69%	01/15/2026		6,920	6,927,388
Ziggo Secured Finance Partnership (Netherlands)
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.69%	04/15/2025		3,625	3,605,474
Term Loan F (6 mo. EURIBOR + 3.00%)	3.00%	04/15/2025	EUR	91	100,511
					35,061,906
Chemicals & Plastics–3.60%
Alpha US Bidco, Inc. (United Kingdom), Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.33%	01/31/2024		1,048	1,020,467
Ascend Performance Materials Operations LLC, Term Loan B (f)	—	08/15/2026		2,442	2,448,053
Avantor, Inc., Term Loan B-1 (1 mo. EURIBOR + 3.25%)	3.25%	11/21/2024	EUR	611	679,542
Cabot Microelectronics Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	4.38%	11/14/2025		1,138	1,141,330
Charter NEX US, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	05/16/2024		330	329,770
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	05/16/2024		80	78,689
Chemours Co. (The), Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.87%	04/03/2025		51	49,496
Encapsys, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	11/07/2024		6	5,700
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.58%	02/14/2024		122	122,074
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.58%	02/14/2024		120	119,476
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	4.17%	10/20/2024		99	98,861
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR	245	$ 269,714
Term Loan B (3 mo. USD LIBOR + 3.50%)(d)	5.82%	06/26/2026		$ 818	818,564
Ineos US Finance LLC (Luxembourg), Term Loan (2 mo. USD LIBOR + 2.00%)	4.26%	03/31/2024		84	82,287
Invictus US NewCo LLC
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	5.15%	03/28/2025		589	584,492
Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	8.90%	03/30/2026		379	377,554
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 01/26/2018; Cost $148,008)	9.11%	01/31/2026		149	136,852
Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	01/31/2025		344	321,542
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	4.83%	03/01/2026		4,285	4,264,684
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(d)	5.81%	11/14/2025		653	653,843
Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	5.75%	10/14/2024		1,141	1,137,423
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	147	155,501
Term Loan B (1 mo. USD LIBOR + 4.75%)	6.89%	02/27/2026		412	394,641
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	4.76%	02/05/2025		334	333,984
Starfruit US Holdco LLC (Netherlands), Term Loan (1 mo. USD LIBOR + 3.25%)	5.46%	10/01/2025		4,795	4,646,445
Tata Chemicals North America, Inc. (India), Term Loan (3 mo. USD LIBOR + 2.75%)	5.12%	08/07/2020		902	903,392
Trinseo Materials Finance, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.11%	09/06/2024		167	164,967
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.95%	09/23/2024		75	74,974
Univar, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	4.61%	07/01/2024		0	77
					21,414,394
Clothing & Textiles–0.56%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	09/27/2024		353	351,985
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.87%	09/29/2025		1,158	1,163,915
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.23%	05/01/2024		635	571,674
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	6.80%	05/17/2026		476	479,155
Mascot Bidco Oy (Finland), Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR	649	717,312
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.86%	04/25/2025		34	33,199
					3,317,240
Conglomerates–0.38%
CTC AcquiCo GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 2.50%)	2.50%	03/07/2025	EUR	415	451,278
Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	4.87%	03/07/2025		545	537,315
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.87%	06/27/2024		441	436,756
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.21%	02/03/2025		384	369,566
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.96%	02/03/2025		263	255,786
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.96%	02/02/2026		192	187,604
					2,238,305
Containers & Glass Products–3.20%
Berlin Packaging, LLC
Term Loan (1 mo. USD LIBOR + 3.00%)	5.22%	11/07/2025		868	851,428
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.33%	11/07/2025		655	640,079
Berry Global, Inc.
Term Loan T (1 mo. USD LIBOR + 2.00%)	4.20%	01/06/2021		57	56,756
Term Loan U (1 mo. USD LIBOR + 2.50%)	4.70%	07/01/2026		8,086	8,094,280
Term Loan V (1 mo. EURIBOR + 2.50%)	2.50%	05/17/2026	EUR	179	197,696
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	5.59%	04/03/2024		$ 196	$ 190,937
Consolidated Container Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	05/22/2024		79	77,968
Incremental Term Loan (3 mo. USD LIBOR + 3.50%)	5.61%	06/26/2026		825	822,819
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%) (Acquired 03/24/2017; Cost $2,483,464)(d)	6.34%	03/21/2024		2,515	2,464,602
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	5.57%	06/29/2025		2,737	2,616,163
Term Loan (3 mo. USD LIBOR + 3.25%)	5.32%	12/29/2023		23	21,808
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.31%	10/19/2023		868	854,214
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.81%	10/21/2024		166	157,916
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	6.33%	11/21/2023		660	656,756
Klockner Pentaplast of America, Inc. (Luxembourg)
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	302	296,376
Term Loan (1 mo. USD LIBOR + 4.25%)	6.36%	06/30/2022		305	274,163
Refresco Group, N.V. (Netherlands)
Term Loan (f)	—	03/28/2025	EUR	145	160,386
Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR	145	160,107
Trident TPI Holdings, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.36%	10/17/2024		324	310,386
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	10/17/2024	EUR	156	164,647
					19,069,487
Cosmetics & Toiletries–1.14%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	09/26/2024		2,254	2,103,992
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.86%	09/26/2025		812	715,158
Anastasia Parent, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.86%	08/11/2025		473	371,338
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.47%	04/05/2025		3,487	3,385,022
Rodenstock Holding GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR	178	188,789
					6,764,299
Drugs–1.91%
Catalent Pharma Solutions, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.36%	05/17/2026		1,267	1,273,341
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.37%	04/29/2024		3,305	3,027,987
Grifols Worldwide Operations USA, Inc. (Spain), Term Loan B (1 wk. USD LIBOR + 2.25%)	4.39%	01/31/2025		519	520,050
Valeant Pharmaceuticals International, Inc. (Canada)
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.95%	11/27/2025		2,975	2,977,999
Term Loan (1 mo. USD LIBOR + 3.00%)	5.20%	06/02/2025		3,553	3,563,661
					11,363,038
Ecological Services & Equipment–0.84%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	4.39%	11/10/2023		487	488,358
EnergySolutions, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	05/11/2025		700	664,170
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	05/30/2025		2,648	2,627,593
Patriot Container Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%) (Acquired 03/29/2018; Cost $293,509)(d)	9.86%	03/20/2026		300	286,021
Tunnel Hill Partners, L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	02/06/2026		625	623,039
US Ecology, Inc., Term Loan (f)	—	08/14/2026		293	294,138
					4,983,319
Electronics & Electrical–10.25%
Applied Systems, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	9.33%	09/19/2025		58	58,628
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Blackboard, Inc., Term Loan B-4 (3 mo. USD LIBOR + 5.00%)	7.30%	06/30/2021		$ 8	$ 8,406
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.26%	04/18/2025		730	695,687
Canyon Valor Cos., Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	5.08%	06/16/2023		1,925	1,915,366
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	04/06/2026		4,001	3,989,491
Diebold Nixdorf, Inc.
Term Loan A (1 mo. USD LIBOR + 4.75%)	7.00%	04/30/2022		348	343,384
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	11.38%	08/31/2022		1,956	2,073,791
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	446	462,361
Term Loan B (1 mo. USD LIBOR + 2.75%)	5.00%	11/06/2023		1,604	1,519,775
DigiCert Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.12%	10/31/2025		234	234,776
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.50%	12/17/2025		2,509	2,505,739
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.11%	05/06/2026		924	925,444
Finastra USA, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.70%	06/13/2024		62	59,988
Go Daddy Operating Company, LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	4.11%	02/15/2024		979	981,620
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	07/01/2024		120	119,302
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.11%	07/07/2025		234	234,969
IGT Holding IV AB (Sweden), Term Loan B (3 mo. USD LIBOR + 3.50%) (Acquired 07/25/2017; Cost $1,039,864)	6.08%	07/26/2024		1,040	1,037,265
Imperva, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.93%	01/11/2027		562	554,674
Term Loan (1 mo. USD LIBOR + 4.00%)	6.31%	01/10/2026		49	48,518
MA Finance Co., LLC (United Kingdom), Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.36%	11/19/2021		45	44,520
Marcel Bidco LLC
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.36%	03/11/2025		242	238,321
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	03/11/2025	EUR	90	99,042
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	8.34%	05/08/2025		1,605	1,608,924
McAfee, LLC, Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	09/30/2024	EUR	892	984,293
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.37%	08/15/2022		1,348	1,356,831
Mirion Technologies, Inc., Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	6.33%	03/06/2026		824	827,261
MKS Instruments, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	4.36%	01/30/2026		408	409,754
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	5.40%	07/05/2023		251	251,135
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	7.12%	04/29/2026		1,425	1,428,940
NCR Corp.
Delayed Draw Term Loan (f)	—	08/08/2026		689	688,559
Term Loan (f)	—	08/28/2026		787	786,925
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.61%	08/08/2024		1,129	1,098,278
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	6.61%	08/08/2024		637	626,518
OEConnection LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)(d)	6.12%	11/22/2024		756	756,319
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/22/2017; Cost $145,104)(d)	10.12%	11/22/2025		147	147,582
Omnitracs, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.10%	03/23/2025		1,306	1,293,899
ON Semiconductor Corp., Term Loan B-3 (f)	—	03/31/2023		232	231,523
Open Text Corp. (Canada), Term Loan (1 mo. USD LIBOR + 1.75%)	3.86%	05/30/2025		48	48,648
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.36%	01/31/2025		417	276,142
Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	02/01/2024		1,819	1,509,907
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.61%	07/02/2025		1,978	1,973,102
Project Accelerate Parent, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(d)	6.45%	01/02/2025		1,232	1,228,884
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	6.45%	07/07/2023		$ 736	$ 735,362
Term Loan (6 mo. USD LIBOR + 4.50%)	6.70%	07/07/2023		759	759,953
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.51%	05/16/2025		3,939	3,846,860
Renaissance Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.11%	05/29/2026		242	233,087
Resideo Funding, Inc, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.33%	10/25/2025		435	436,020
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.37%	04/24/2022		3,429	2,883,995
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)(d)	6.61%	10/31/2025		1,230	1,226,913
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	10.11%	11/02/2026		180	177,076
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.86%	10/31/2025		1,419	1,417,067
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.36%	04/16/2025		2,020	2,024,778
Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.36%	04/16/2025		1,365	1,368,239
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	4.36%	04/16/2025		2,907	2,911,628
Sybil Software LLC
Term Loan (3 mo. USD LIBOR + 2.25%)	4.58%	09/29/2023		1,523	1,529,435
Term Loan (3 mo. EURIBOR + 2.50%)	2.50%	09/30/2023	EUR	7	7,484
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.73%	09/28/2024		2,014	2,013,133
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	05/04/2026		2,518	2,527,676
Western Digital Corp., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.86%	04/29/2023		65	64,700
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.61%	12/01/2023		1,178	1,166,662
					61,014,559
Equipment Leasing–0.02%
United Rentals (North America), Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.86%	10/31/2025		122	122,156
Financial Intermediaries–0.63%
Evergood 4 APS (Denmark)
Term Loan B-1E (2 mo. EURIBOR + 3.25%)(e)	3.00%	02/06/2025	EUR	231	254,814
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR	63	69,324
Term Loan B-2 (f)	—	02/06/2025	EUR	77	84,558
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.40%	09/23/2024		197	198,254
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	8.33%	05/31/2023		2,746	2,669,081
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR	403	434,665
Stiphout Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.36%	10/26/2023		22	21,309
					3,732,005
Food & Drug Retailers–0.12%
Albertsons Co., Inc., Term Loan B-8 (1 mo. USD LIBOR + 2.75%)	4.86%	08/17/2026		146	146,456
Carrols Restaurant Group, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.40%	04/30/2026		592	575,157
					721,613
Food Products–4.09%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.97%	10/01/2025		4	3,794
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.97%	10/01/2026		435	431,729
CHG PPC Parent LLC
Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	03/31/2025		344	342,159
Term Loan B (1 mo. EURIBOR + 4.00%)	4.00%	03/31/2025	EUR	118	130,543
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.29%	07/03/2020		1,877	1,802,132
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.90%	04/06/2024		2,794	2,764,206
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
H-Food Holdings, LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	6.11%	05/23/2025		$ 89	$ 87,076
Term Loan (1 mo. USD LIBOR + 3.69%)	5.80%	05/23/2025		2,826	2,755,365
Jacobs Douwe Egberts International B.V. (Netherlands), Term Loan B (1 mo. USD LIBOR + 2.00%)	4.25%	11/01/2025		728	729,688
JBS USA Lux S.A., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.61%	05/01/2026		6,594	6,616,243
Manna Pro Products, LLC
Delayed Draw Loan (Acquired 05/30/2019; Cost $269,502)(d)(e)	0.00%	12/08/2023		272	269,502
Incremental Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019; Cost $911,557)(d)	8.11%	12/08/2023		921	911,557
Mastronardi Produce-USA, Inc. (Canada), Term Loan B (1 mo. USD LIBOR + 3.25%)	5.36%	05/01/2025		487	486,768
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.45%	05/15/2024		1,164	1,159,830
Shearer’s Foods, LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.36%	06/30/2021		1,073	1,073,310
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.86%	06/30/2022		246	244,488
United Natural Foods, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.36%	10/22/2025		5,464	4,540,159
					24,348,549
Food Service–2.24%
Carlisle FoodService Products, Inc.
Delayed Draw Term Loan (f)	—	03/20/2025		37	35,500
Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	03/20/2025		407	387,897
EG Finco Ltd. (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	6.33%	02/06/2025		688	680,181
Term Loan B (3 mo. USD LIBOR + 4.00%)	6.33%	02/06/2025		383	378,099
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR	676	727,705
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.86%	07/20/2025		1,133	1,076,778
New Red Finance, Inc. (Canada), Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.36%	02/16/2024		1,891	1,891,089
NPC International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.70%	04/19/2024		855	623,671
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.82%	04/18/2025		239	99,110
Restaurant Technologies, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	8.61%	10/01/2026		442	442,928
Tacala Investment Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.11%	02/01/2026		310	309,974
US Foods, Inc.
Incremental Term Loan B (f)	—	08/15/2026		1,266	1,269,980
Term Loan (1 mo. USD LIBOR + 2.00%)	4.11%	06/27/2023		4,277	4,287,160
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	7.05%	11/29/2024		1,146	1,147,720
					13,357,792
Health Care–4.86%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.61%	02/11/2022		670	670,890
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.61%	02/16/2023		1,620	1,623,117
Argon Medical Devices Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.11%	01/23/2026		76	75,214
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	6.68%	02/11/2026		2,306	2,299,926
Biogroup-LCD (France), Term Loan B (3 mo. EURIBOR + 3.75%)(d)	3.75%	06/14/2025	EUR	197	217,126
BVI Medical, Inc., Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	03/02/2026	EUR	171	190,286
Convatec, Inc. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.25%)	4.58%	10/31/2023		144	144,057
Curium BidCo S.a.r.l. (Luxembourg), Term Loan B (3 mo. USD LIBOR + 4.00%)	6.22%	06/27/2026		991	995,130
DaVita HealthCare Partners, Inc. , Term Loan B (f)	—	08/12/2026		1,794	1,798,683
Dentalcorp Perfect Smile ULC (Canada), Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.61%	06/08/2026		655	648,745
Financiere Mendel (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/12/2026	EUR	1,257	1,394,377
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	06/28/2024		63	62,171
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.22%	10/27/2022		$ 127	$ 128,000
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.61%	08/15/2026		1,614	1,612,349
IQVIA, Inc.
Term Loan B-1 (f)	—	03/07/2024	EUR	414	455,736
Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	4.33%	01/17/2025		29	29,424
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	918	1,010,001
MED ParentCo., L.P.
First Lien Term Loan (f)	—	08/02/2026		816	808,925
Second Lien Term Loan (f)	—	08/02/2027		337	338,533
Nidda Healthcare Holding AG (Germany), Term Loan C (3 mo. GBP LIBOR + 4.50%)	5.27%	08/21/2024	GBP	172	210,407
Ortho-Clinical Diagnostics, Inc. (Luxembourg), Term Loan (3 mo. USD LIBOR + 3.25%)	5.57%	06/30/2025		1,550	1,466,120
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR	1,729	1,690,895
Sunshine Luxembourg VII S.a.r.l. (Luxembourg)
Term Loan (f)	—	07/17/2026	EUR	507	560,092
Term Loan (3 mo. USD LIBOR + 4.25%)(f)	—	07/23/2026		3,160	3,163,375
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.37%	09/02/2024		7	6,895
Synlab Bondco PLC (United Kingdom), First Lien Term Loan (f)	—	07/01/2026	EUR	1,011	1,116,301
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	02/06/2024		1,202	971,903
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/11/2025	EUR	609	676,396
Second Lien Term Loan (3 mo. EURIBOR + 7.50%)	7.50%	07/19/2026	EUR	333	367,683
Unilabs Diagnostics AB (Sweden), Revolver Loan (d)(e)	0.00%	04/01/2021	EUR	769	838,775
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.61%	08/27/2025		1,943	1,950,779
WP CityMD Bidco LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.71%	08/13/2026		1,395	1,382,407
					28,904,718
Home Furnishings–1.07%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.86%	02/05/2024		1,028	1,020,412
Global Appliance, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.12%	09/29/2024		1,002	999,040
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	08/05/2024		518	499,556
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/29/2024	EUR	386	327,270
PGT Innovations Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.68%	02/16/2022		47	46,841
Serta Simmons Bedding, LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.70%	11/08/2023		1,670	1,121,550
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.18%	11/08/2024		236	106,698
SIWF Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	6.40%	06/15/2025		869	860,403
TGP Holdings III, LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	09/25/2024		1,134	1,074,697
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.83%	09/25/2025		330	310,146
					6,366,613
Industrial Equipment–1.60%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.61%	04/28/2025		239	230,847
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR	230	248,382
Clark Equipment Co. (South Korea), Term Loan B (3 mo. USD LIBOR + 2.00%)	4.33%	05/18/2024		1,371	1,372,525
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	4.83%	01/31/2024		20	19,882
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	6.92%	06/20/2026		597	589,100
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	6.83%	04/16/2026		343	341,748
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.86%	08/29/2023		98	98,832
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	07/19/2024		413	412,742
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	07/19/2024		459	445,919
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.58%	07/18/2025		577	571,308
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Gardner Denver, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.86%	07/30/2024		$ 1,219	$ 1,223,876
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.98%	05/31/2023		333	333,399
Hamilton Holdco LLC (Australia), Term Loan (3 mo. USD LIBOR + 2.00%)(d)	4.33%	07/02/2025		1,361	1,364,516
MX Holdings US, Inc., Term Loan B-1C (1 mo. USD LIBOR + 3.00%)	5.11%	07/31/2025		1,157	1,158,942
New VAC US LLC (Germany), Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	6.33%	03/08/2025		423	420,884
Rexnord LLC/RBS Global, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.11%	08/21/2024		49	48,803
Robertshaw US Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.13%	02/28/2026		388	341,118
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	01/31/2024		303	303,674
					9,526,497
Insurance–0.60%
Alliant Holdings Intermediate, LLC, Initial Term Loan (1 mo. USD LIBOR + 3.00%)	5.15%	05/09/2025		75	73,228
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.62%	08/16/2025		310	311,282
Hub International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.27%	04/25/2025		238	233,687
Sedgwick Claims Management Services, Inc., First Lien Term Loan (f)	—	08/08/2026		467	465,432
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	5.33%	05/16/2024		2,568	2,511,497
					3,595,126
Leisure Goods, Activities & Movies–3.63%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	4.61%	02/01/2024		6,561	6,444,692
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.23%	04/22/2026		658	660,855
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.87%	10/19/2023		770	767,597
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	6.72%	01/04/2026		364	369,779
Cinemark USA, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	3.87%	03/31/2025		126	126,882
Crown Finance US, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	4.36%	02/28/2025		4,847	4,818,568
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.98%	11/08/2023		1,105	958,237
Dorna Sports, S.L. (Spain), Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	5.20%	04/12/2024		724	706,879
Fitness International, LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.36%	04/18/2025		1,354	1,355,235
Invictus Media S.L.U. (Spain)
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	475	524,449
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	285	314,384
Lakeland Tours, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.15%	12/16/2024		750	753,731
Nascar Holdings, Inc., Term Loan (f)	—	07/27/2026		1,043	1,049,792
Orbiter International S.a.r.l. (Luxembourg), Term Loan B-2 (3 mo. CHF LIBOR + 4.00%) (Acquired 07/07/2017; Cost $380,563)(d)	4.00%	07/11/2024	CHF	369	369,635
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.11%	02/22/2024		112	112,651
Shutterfly, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	4.87%	08/17/2024		812	812,985
Term Loan B (1 mo. USD LIBOR + 2.50%)	4.69%	08/19/2024		454	454,364
SRAM, LLC, Delayed Draw Term Loan (d)(e)	0.00%	03/15/2024		392	392,513
SSH Group Holdings, Inc.
First Lien Term Loan (2 mo. USD LIBOR + 4.25%)	6.51%	07/30/2025		148	146,920
Second Lien Term Loan (2 mo. USD LIBOR + 8.25%)	10.51%	07/30/2026		215	215,539
Vue International Bidco PLC (United Kingdom)
Delayed Draw Term Loan (e)	0.00%	06/21/2026	EUR	38	41,703
Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	209	231,927
					21,629,317
Lodging & Casinos–4.90%
AMCP Clean Acquisition Co., LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	06/16/2025		133	132,344
Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	06/16/2025		552	546,988
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
B&B Hotels SAS (France)
Second Lien Term Loan B (f)	—	07/10/2027	EUR	264	$ 289,419
Term Loan B-1A (3 mo. EURIBOR + 4.75%)	4.75%	07/10/2026	EUR	579	643,781
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.25%)	4.39%	09/15/2023		$ 95	94,898
Caesars Entertainment Operating Co., LLC, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.11%	10/06/2024		1,386	1,385,398
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.86%	12/23/2024		7,527	7,427,856
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	04/18/2024		1,108	1,109,535
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.11%	08/30/2023		87	87,514
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	4.11%	11/30/2023		248	248,643
Hilton Worldwide Finance, LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.90%	06/22/2026		1,134	1,137,907
Markermeer Finance B.V. (Netherlands), Term Loan B-3 (f)	—	12/22/2024	EUR	415	458,106
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 3.00%)	5.12%	05/15/2026		1,005	1,011,289
Penn National Gaming, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.36%	10/15/2025		932	936,218
Scientific Games International, Inc., Term Loan B-5 (2 mo. USD LIBOR + 2.75%)	4.89%	08/14/2024		3,507	3,470,733
Stars Group (US) Co-Borrower, LLC (Canada), Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	07/10/2025		5,021	5,042,679
Station Casinos, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.62%	06/08/2023		2,543	2,550,988
Tackle Group S.a.r.l. (Luxembourg), Term Loan B (f)	—	08/02/2024	EUR	1,259	1,385,609
Twin River Management Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.86%	05/10/2026		754	754,869
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.17%	12/20/2024		367	368,287
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.86%	05/30/2025		70	70,559
					29,153,620
Nonferrous Metals & Minerals–0.65%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.86%	03/21/2025		590	590,189
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	6.31%	06/01/2025		1,979	1,640,819
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)(d)	5.58%	01/28/2022		431	414,902
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.83%	01/30/2023		15	15,016
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	6.13%	05/01/2025		711	670,740
US Salt, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)(d)	6.86%	01/16/2026		534	535,513
					3,867,179
Oil & Gas–6.81%
BCP Raptor, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.36%	06/24/2024		774	708,730
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	5.89%	09/30/2024		4,991	4,998,444
Brazos Delaware II, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	6.17%	05/21/2025		1,199	1,083,371
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	12.49%	12/31/2021		1,137	1,014,409
Term Loan (1 mo. USD LIBOR + 4.75%)	6.87%	12/31/2022		1,418	1,296,811
Centurion Pipeline Co., LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	09/29/2025		526	526,808
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.71%	03/06/2023		2,016	1,936,210
Delek US Holdings, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	4.58%	03/31/2025		2,154	2,146,022
Encino Acquisition Partners Holdings, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	8.86%	10/29/2025		1,136	852,120
Fieldwood Energy LLC
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)	7.51%	04/11/2022		2,418	2,142,795
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.51%	04/11/2023		2,764	2,122,611
Glass Mountain Pipeline Holdings, LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	7.12%	12/23/2024		1,025	991,745
Gulf Finance, LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	7.52%	08/25/2023		1,012	803,655
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	8.03%	07/02/2023		1,194	1,083,087
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	02/17/2025		928	860,537
McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.11%	05/12/2025		3,197	2,943,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oil & Gas–(continued)
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	09/29/2025	$ 372	$ 372,274
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.61%	12/13/2024	1,421	1,336,231
Oryx Midstream Services LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.15%	05/22/2026	2,020	1,975,375
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 9.50%)(d)	11.83%	06/27/2022	1,961	1,803,885
Paragon Offshore Finance Co., Term Loan (Acquired 07/11/2014; Cost $9,572)(d)(h)(i)	0.00%	07/16/2021	10	0
Petroleum GEO-Services ASA (Norway), Term Loan (3 mo. USD LIBOR + 2.50%)	4.83%	03/19/2021	3,110	2,950,463
Prairie ECI Acquiror L.P., Term Loan B (3 mo. USD LIBOR + 4.75%)	7.08%	03/11/2026	1,210	1,184,925
Seadrill Operating L.P. (United Kingdom), Term Loan (3 mo. USD LIBOR + 6.00%)	8.33%	02/21/2021	6,700	3,996,813
Southcross Energy Partners, L.P.
DIP Term Loan (3 mo. Prime Rate + 5.25%)(h)	10.50%	10/01/2019	289	281,344
PIK Term Loan (h)(i)	0.00%	08/04/2021	760	568,912
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)(d)	8.69%	03/30/2023	533	516,980
				40,497,915
Publishing–1.66%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.11%	04/11/2025	564	566,899
Ascend Learning, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	07/12/2024	286	283,673
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.36%	06/07/2023	2,466	2,370,249
Clear Channel Outdoor Holdings, Inc., Term Loan B (f)	—	08/15/2026	3,616	3,618,401
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)	7.51%	06/01/2022	203	204,533
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.21%	10/04/2023	78	77,319
Southern Graphics, Inc., First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	5.38%	12/31/2022	1,703	1,378,682
Tribune Media Co., Term Loan C (1 mo. USD LIBOR + 3.00%)	5.11%	01/27/2024	1,363	1,363,237
				9,862,993
Radio & Television–2.77%
Diamond Sports Group LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.39%	08/24/2026	3,461	3,469,294
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	4.83%	01/02/2026	2,450	2,453,994
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.23%	05/01/2026	2,300	2,310,044
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.48%	01/17/2024	113	113,053
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.37%	01/17/2024	569	567,514
Term Loan B-4 (3 mo. USD LIBOR + 2.75%)	4.89%	06/20/2026	5,756	5,766,010
Sinclair Television Group, Inc.
Term Loan B-2b (1 mo. USD LIBOR + 2.50%)	4.54%	09/30/2026	971	972,167
Term Loan B-2b (1 mo. USD LIBOR + 2.50%)	4.54%	09/30/2026	832	833,018
				16,485,094
Retailers (except Food & Drug)–1.42%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	09/25/2024	2,999	2,860,601
Claire’s Stores, Inc., First Lien Term Loan (6 mo. USD LIBOR + 7.25%) (Acquired 10/12/2018; Cost $70,518)	9.94%	09/15/2038	71	130,458
Fossil Group, Inc., Term Loan (1 mo. USD LIBOR + 8.00%)	10.09%	12/31/2020	293	293,774
Fullbeauty Brands Holdings Corp.
Term Loan (3 mo. USD LIBOR + 10.00%)(d)	12.47%	02/07/2022	284	277,359
Term Loan B-1 (3 mo. USD LIBOR + 8.50%)	11.47%	02/07/2024	433	415,212
Term Loan B-2 (f)	—	02/07/2022	18	17,703
Party City Holdings Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.62%	08/19/2022	427	423,087
Payless, Inc.
Term Loan A-1 (i)	0.00%	02/10/2022	873	458,366
Term Loan A-2 (i)	0.00%	08/10/2022	1,639	581,786
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.50%	01/26/2023	3,437	2,480,239
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
Vivarte (France), PIK Term Loan, 7.00% PIK Rate, 4.00% Cash Rate (g)	7.00%	10/29/2019	EUR	1,156	$ 492,315
					8,430,900
Surface Transport–1.10%
Commercial Barge Line Co., First Lien Term Loan (1 mo. USD LIBOR + 8.75%)	10.87%	11/12/2020		$ 2,244	1,346,221
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	07/29/2022		538	520,362
Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	07/29/2022		2,187	2,115,953
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.11%	10/12/2024		11	10,727
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	6.36%	06/26/2021		1,662	1,584,569
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.68%	02/24/2025		954	959,236
					6,537,068
Telecommunications–10.19%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.86%	01/31/2025		7,494	7,399,565
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	6.21%	05/01/2024		4,011	3,885,449
Term Loan (1 mo. USD LIBOR + 3.00%)	5.21%	05/01/2024		289	271,194
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.12%	10/05/2023		3,945	3,788,186
Eircom Finco S.a.r.l. (Ireland), Term Loan B-2 (1 mo. EURIBOR + 3.00%)	3.00%	04/26/2026	EUR	621	684,243
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	05/16/2024		442	439,883
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B-5 (2 mo. USD LIBOR + 6.63%)	6.63%	01/02/2024		1,783	1,806,286
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	02/22/2024		6,316	6,327,509
Lumentum Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%) (d)	4.61%	12/10/2025		776	779,874
Midcontinent Communications, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.28%	07/29/2026		620	622,724
MLN US Holdco LLC
First Term Loan B (1 mo. USD LIBOR + 4.50%)	6.61%	11/30/2025		1,237	1,189,564
Second Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.86%	11/30/2026		724	632,196
MTN Infrastructure TopCo, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	11/15/2024		1,642	1,616,602
Odyssey Investissement S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	04/25/2025	EUR	770	848,689
Radiate Holdco, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	02/01/2024		389	385,974
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.12%	04/11/2025		1,761	1,753,782
Sprint Communications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.13%	02/02/2024		2,935	2,932,769
Term Loan (1 mo. USD LIBOR + 2.50%)	4.63%	02/02/2024		7,859	7,820,116
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	7.20%	03/09/2023		1,446	1,354,588
Telesat LLC (Canada), Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	4.83%	11/17/2023		6,141	6,150,565
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.33%	05/02/2023		2,726	2,667,473
Windstream Services, LLC
DIP Term Loan (1 mo. USD LIBOR + 2.50%)(h)	4.62%	02/26/2021		1,354	1,361,338
Term Loan B-6 (3 mo. Prime Rate + 5.00%)(h)(i)	10.25%	03/29/2021		4,652	4,743,633
Term Loan B-7 (3 mo. Prime Rate + 4.25%)(h)	9.50%	02/17/2024		1,115	1,124,790
Zayo Group, LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	4.11%	01/19/2021		61	61,456
					60,648,448
Utilities–6.66%
AES Corp. (The), Term Loan (3 mo. USD LIBOR + 1.75%)	3.87%	05/24/2022		81	81,327
AI Alpine AT BidCo GmbH
Term Loan B (1 mo. USD LIBOR + 2.75%)(d)	5.00%	10/25/2025		11	10,784
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	10/31/2025	EUR	313	341,618
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.61%	05/27/2022		666	666,798
Brookfield WEC Holdings, Inc., Incremental Term Loan	0.00%	08/01/2025		496	497,252
Calpine Construction Finance Co., L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	4.61%	01/15/2025		123	122,847
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Calpine Corp.
Term Loan B-10 (1 mo. USD LIBOR + 2.50%)	4.61%	08/12/2026	$ 2,907	$ 2,903,512
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	4.83%	01/15/2024	3,371	3,372,531
Term Loan B-9 (2 mo. USD LIBOR + 2.75%)	5.08%	04/05/2026	5,469	5,471,256
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.86%	10/02/2023	2,690	2,702,788
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.82%	12/17/2021	2,474	2,486,439
First Lien Term Loan C (3 mo. USD LIBOR + 3.50%)	5.83%	12/17/2021	315	316,880
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	9.58%	12/19/2022	556	556,393
Heritage Power, LLC, Term Loan B (3 mo. USD LIBOR + 6.00%)	8.21%	07/01/2026	1,728	1,698,367
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	08/28/2025	52	52,206
KAMC Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.18%	08/14/2026	611	610,699
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	5.86%	01/30/2024	2,720	2,627,701
Term Loan C (1 mo. USD LIBOR + 3.75%)	5.86%	01/30/2024	153	148,207
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.36%	05/16/2024	1,472	1,471,576
Pacific Gas and Electric Co.
Delayed Draw Term Loan (e)	0.00%	01/29/2020	649	653,307
DIP Term Loan (1 mo. USD LIBOR + 2.25%)	4.50%	12/31/2020	1,948	1,959,922
PowerTeam Services, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	03/06/2025	567	512,920
Revere Power, LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	6.58%	03/27/2026	768	764,411
Term Loan C (3 mo. USD LIBOR + 4.25%)	6.58%	03/27/2026	134	133,016
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.62%	12/02/2021	332	318,383
Vistra Operations Co. LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.15%	12/31/2025	5,244	5,256,545
Term Loan (1 mo. USD LIBOR + 2.00%)	4.11%	08/04/2023	3,866	3,874,583
				39,612,268
Total Variable Rate Senior Loan Interests (Cost $637,059,737)				616,463,003
U.S. Dollar Denominated Bonds & Notes–9.37%
Aerospace & Defense–1.00%
TransDigm, Inc.(j)	6.25%	03/15/2026	5,492	5,938,115
Air Transport–0.32%
Mesa Airlines, Inc. Class B	5.75%	07/15/2025	1,931	1,920,210
Automotive–0.32%
Allison Transmission, Inc.(j)	5.87%	06/01/2029	531	570,825
IHO Verwaltungs GmbH (Germany)(j)	4.75%	09/15/2026	833	809,051
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.(j)	6.25%	05/15/2026	500	520,000
				1,899,876
Business Equipment & Services–0.75%
Dun & Bradstreet Corp. (The)(j)	6.87%	08/15/2026	490	531,956
Prime Security Services Borrower, LLC / Prime Finance, Inc.(j)	5.25%	04/15/2024	1,971	2,040,793
Prime Security Services Borrower, LLC/Prime Finance, Inc.(j)	5.75%	04/15/2026	1,815	1,896,675
				4,469,424
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–0.99%
Altice Financing S.A. (Luxembourg)(j)	6.63%	02/15/2023	$ 520	$ 537,550
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026	966	1,031,205
Altice France S.A. (France)(j)	8.12%	02/01/2027	832	919,360
CSC Holdings, LLC(j)	5.50%	05/15/2026	2,666	2,825,960
Virgin Media Secured Finance PLC (United Kingdom)(j)	5.50%	08/15/2026	554	581,008
				5,895,083
Chemicals & Plastics–0.17%
Avantor, Inc.(j)	6.00%	10/01/2024	963	1,035,225
Containers & Glass Products–0.88%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland)(j)	4.25%	09/15/2022	504	512,190
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(j)	4.63%	05/15/2023	852	874,118
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(j)	4.13%	08/15/2026	1,082	1,096,856
Berry Global, Inc.(j)	4.87%	07/15/2026	779	819,897
Reynolds Group Issuer, Inc./LLC	5.75%	10/15/2020	576	577,809
Reynolds Group Issuer, Inc./LLC (3 mo. USD LIBOR + 3.50%)(j)(k)	5.80%	07/15/2021	969	970,211
Trivium Packaging Finance B.V. (Netherlands)(j)	5.50%	08/15/2026	346	366,760
				5,217,841
Drugs–0.02%
Catalent Pharma Solutions, Inc.(j)	5.00%	07/15/2027	103	108,161
Electronics & Electrical–1.97%
CommScope, Inc.(j)	8.25%	03/01/2027	781	768,309
CommScope, Inc.(j)	6.00%	03/01/2026	2,555	2,615,042
Dell International LLC/EMC Corp.(j)	5.45%	06/15/2023	720	783,035
Dell International LLC/EMC Corp.(j)	4.90%	10/01/2026	2,956	3,162,700
Dell International LLC/EMC Corp.(j)	5.30%	10/01/2029	3,694	4,008,200
Riverbed Technology, Inc.(j)	8.87%	03/01/2023	664	391,760
				11,729,046
Food Service–0.07%
eG Global Finance PLC (United Kingdom)(j)	6.75%	02/07/2025	436	422,375
Health Care–0.41%
CHS/Community Health Systems, Inc.(j)	8.00%	03/15/2026	2,059	1,981,788
IQVIA, Inc.(j)	5.00%	05/15/2027	436	461,615
				2,443,403
Industrial Equipment–0.51%
F-Brasile S.p.A / F-Brasile US LLC (Italy)(j)	7.38%	08/15/2026	2,987	3,046,740
Lodging & Casinos–0.15%
ESH Hospitality, Inc.(j)	5.25%	05/01/2025	755	782,369
VICI Properties 1 LLC / VICI FC, Inc.	8.00%	10/15/2023	86	94,787
				877,156
Nonferrous Metals & Minerals–0.36%
TiZir Ltd. (United Kingdom)(j)	9.50%	07/19/2022	2,008	2,123,599
Oil & Gas–0.01%
Pacific Drilling S.A.(j)	8.38%	10/01/2023	48	43,980
Publishing–0.49%
Clear Channel Worldwide Holdings, Inc.(j)	5.13%	08/15/2027	2,569	2,694,239
Clear Channel Worldwide Holdings, Inc.(j)	9.25%	02/15/2024	223	245,021
				2,939,260
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Radio & Television–0.75%
Clear Channel International B.V.(j)	8.75%	12/15/2020	$ 2,436	$ 2,489,275
Diamond Sports Group LLC/Diamond Sports Finance Co.(j)	5.38%	08/15/2026	875	920,938
iHeartCommunications, Inc.(j)	5.25%	08/15/2027	427	450,028
iHeartCommunications, Inc.	6.37%	05/01/2026	527	571,795
				4,432,036
Telecommunications–0.16%
Goodman Networks, Inc.	8.00%	05/11/2022	1,870	962,843
Windstream Services, LLC / Windstream Finance Corp.(h)(j)	9.00%	06/30/2025	18	10,530
				973,373
Utilities–0.04%
Calpine Corp.(j)	5.25%	06/01/2026	241	244,916
Total U.S. Dollar Denominated Bonds & Notes (Cost $56,402,493)				55,759,819
			Shares
Common Stocks & Other Equity Interests–6.77%(l)
Aerospace & Defense–0.96%
IAP Worldwide Services, Inc.(d)(m)			342	5,727,212
Automotive–0.08%
ThermaSys Corp.(d)(m)			676,996	214,946
Transtar Holding Co., Class A(d)(m)			2,935,894	249,551
				464,497
Building & Development–0.12%
Five Point Holdings LLC, Class A(m)			98,198	689,350
Lake at Las Vegas Joint Venture, LLC, Class A(d)(m)			780	0
Lake at Las Vegas Joint Venture, LLC, Class B(d)(m)			9	0
				689,350
Business Equipment & Services–0.06%
Checkout Holding Corp.(d)(k)(m)			6,741	35,390
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(d)(m)			4,048	328,907
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(d)(m)			744	0
				364,297
Conglomerates–0.05%
Euramax International, Inc.(d)(m)			3,272	278,137
Drugs–0.02%
Envigo RMS Holding Corp., Class A, Wts. expiring 04/29/2024(d)(m)			7,160	40,955
Envigo RMS Holding Corp., Class B, Wts. expiring 04/29/2024(d)(m)			11,479	65,660
				106,615
Financial Intermediaries–0.06%
RJO Holdings Corp.(d)(m)			2,851	209,875
RJO Holdings Corp., Class A(d)(m)			2,314	170,299
RJO Holdings Corp., Class B(d)(m)			3,000	30
				380,204
Health Care–0.00%
Millennium International, Ltd.			136,135	11,912
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco Senior Loan Fund

	Shares	Value
Insurance–0.00%
Western and Southern Life Insurance Co. (The)	17	$ 472
Lodging & Casinos–1.12%
Caesars Entertainment Corp.(m)	35,315	406,476
Twin River Worldwide Holdings, Inc.	277,073	6,275,703
		6,682,179
Oil & Gas–0.99%
AF Global, Inc.(d)(m)	498	27,888
C&J Energy Services, Inc.(m)	27,250	260,510
Fieldwood Energy LLC(m)	18,762	544,098
Fieldwood Energy LLC(m)	5,065	146,885
HGIM Corp.(d)(m)	2,553	31,913
HGIM Corp., Wts. expiring 07/02/2043(d)(m)	11,411	142,637
Pacific Drilling S.A.(m)	122,734	746,223
Paragon Offshore Finance Co., Class A (Cayman Islands) (h)(m)	2,645	780
Paragon Offshore Finance Co., Class B (Cayman Islands)(d)(h)(m)	1,323	37,375
Samson Investment Co., Class A(m)	84,254	2,053,691
Transocean Ltd.(m)	191,873	873,022
Tribune Resources, Inc., Wts., expiring 04/03/2023(d)(m)	99,132	2,974
Tribune Resources, Inc.(m)	382,888	1,038,584
		5,906,580
Publishing–1.45%
Affiliated Media, Inc., Class B(m)	81,915	1,638,303
Clear Channel Outdoor Holdings, Inc.(m)	219,129	569,735
Cygnus Business Media, Inc.(d)(m)(n)	8,426	0
F&W Publications, Inc.(d)(m)	18,385	0
MC Communications, LLC(d)(m)	739,818	0
Merrill Communications LLC, Class A(d)(m)	326,686	6,370,377
Tribune Publishing Co.	4,756	36,383
		8,614,798
Radio & Television–0.21%
iHeartCommunications, Inc., Wts., expiring 05/01/2039(m)	82,242	1,098,506
iHeartMedia, Inc.(m)	10,945	151,041
		1,249,547
Retailers (except Food & Drug)–0.09%
Claire’s Stores, Inc.(m)	780,446	278,750
Fullbeauty Brands Holdings Corp.(d)(m)	2,311	190,658
Payless, Inc.(d)(m)	83,461	0
Toys ’R’ Us-Delaware, Inc.	17	79,472
		548,880
Telecommunications–0.00%
Goodman Networks, Inc.(d)(m)	117,618	0
IDW Media Holdings, Inc.(m)	1,270	23,990
		23,990
Utilities–1.56%
Vistra Energy Corp.	357,798	8,927,060
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)	357,798	293,394
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco Senior Loan Fund

			Shares		Value
Utilities–(continued)
Vistra Operations Co. LLC(d)(m)				527,664	$ 29,022
					9,249,476
Total Common Stocks & Other Equity Interests (Cost $55,587,367)					40,298,146
	Interest Rate	Maturity Date	Principal Amount (000)
Non-U.S. Dollar Denominated Bonds & Notes–1.42%
Automotive–0.24%
Federal-Mogul Holdings Corp. (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	641	699,179
Superior Industries International, Inc.(j)	6.00%	06/15/2025	EUR	105	98,119
Tenneco, Inc.(j)	5.00%	07/15/2024	EUR	573	641,865
					1,439,163
Building & Development–0.02%
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(j)(k)	5.12%	11/15/2022	EUR	100	91,827
Cable & Satellite Television–0.19%
Altice Finco S.A. (Luxembourg)(j)	4.75%	01/15/2028	EUR	542	576,014
Altice Luxembourg S.A. (Luxembourg)(j)	8.00%	05/15/2027	EUR	151	178,639
Altice Luxembourg S.A. REGS (Luxembourg)(j)	8.00%	05/15/2027	EUR	341	403,416
					1,158,069
Financial Intermediaries–0.35%
AnaCap Financial Europe S.A. SICAV-RAIF (Luxembourg) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	08/01/2024	EUR	200	195,522
Cabot Financial Luxembourg II S.A. (United Kingdom) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	06/14/2024	EUR	298	338,937
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 3.50%)(j)(k)	3.50%	09/01/2023	EUR	467	444,111
Newday Bondco Plc (Jersey)(j)	7.37%	02/01/2024	GBP	261	294,020
Newday Bondco Plc (Jersey) (3 mo. GBP LIBOR + 6.50%)(j)(k)	7.27%	02/01/2023	GBP	691	778,143
					2,050,733
Food Service–0.06%
eG Global Finance PLC REGS (United Kingdom)(j)	3.63%	02/07/2024	EUR	238	255,240
eG Global Finance PLC REGS (United Kingdom)(j)	4.37%	02/07/2025	EUR	102	109,300
					364,540
Health Care–0.14%
IDH Finance Plc (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(j)(k)	6.77%	08/15/2022	GBP	750	809,883
Home Furnishings–0.30%
Shop Direct Funding PLC (United Kingdom)(j)	7.75%	11/15/2022	GBP	1,634	1,755,377
Lodging & Casinos–0.12%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(j)(k)	6.14%	07/15/2025	GBP	628	741,226
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,329,102)					8,410,818

Structured Products–0.92%
Clontarf Park CLO, REGS, Series 2017-1A, Class D (3 mo. EURIBOR + 5.10%)(j)(k)	5.10%	08/05/2030	EUR	136	145,134
Diamond CLO Ltd., Series 2019-1A, Class C (3 mo. USD LIBOR + 3.60%)(j)(k)	6.22%	04/25/2029		$1,080	1,078,902
FS KKR Capital Corp., Series 2019-1A, Class A2 (3 mo. USD LIBOR + 3.00%)(j)(k)	4.89%	07/15/2030		$1,150	1,150,001
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(j)(k)	7.03%	10/25/2028		$1,220	1,220,006
OCP Euro CLO, REGS, Series 2017-2, Class E (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	01/15/2032	EUR	153	163,039
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 4.85%)(j)(k)	7.15%	04/15/2026		$1,741	1,704,411
Total Structured Products (Cost $5,443,311)					5,461,493
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco Senior Loan Fund

	Shares	Value
Preferred Stocks–0.08%(l)
Automotive–0.02%
ThermaSys Corp., Series A	144,220	$ 115,196
Financial Intermediaries–0.04%
RJO Holdings Corp., Series A-2(d)	584	233,604
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc., Series A(d)	127	22,225
Vivarte, Class A (France)(d)	7,780	0
Vivarte, Class A Preference Shares (France)(d)	259	0
Vivarte, Class B Preference Shares (France)(d)	259	0
		22,225
Telecommunications–0.01%
Goodman Networks, Inc., Series A-1(d)	139,938	55,975
Utilities–0.01%
Genie Energy Ltd., Pfd.	7,632	66,551
Total Preferred Stocks (Cost $388,060)		493,551
TOTAL INVESTMENTS IN SECURITIES(o)–122.15% (Cost $764,210,070)		726,886,830
BORROWINGS–(19.32)%		(115,000,000)
OTHER ASSETS LESS LIABILITIES–(2.83)%		(16,786,376)
NET ASSETS–100.00%		$ 595,100,454
Investment Abbreviations:
CHF	– Swiss Franc
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REGS	– Regulation S
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco Senior Loan Fund

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 9.
(f)	This variable rate interest will settle after August 31, 2019, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2019 was $6,352,697, which represented 1.07% of the Fund’s Net Assets.
(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $65,504,686, which represented 11.01% of the Fund’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(l)	Acquired as part of a bankruptcy restructuring.
(m)	Non-income producing security.
(n)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of August 31, 2019 represented less than 1% of the Fund’s Net Assets. See Note 5.
(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
Portfolio Composition†
By credit quality, based on total investments
as of August 31, 2019
AA	0.16%
A	0.15
BBB-	7.94
BB+	5.89
BB	10.00
BB-	13.35
B+	18.46
B	17.32
B-	8.51
CCC+	3.24
CCC	0.96
CCC-	0.12
CC	0.07
D	0.08
Non-Rated	8.17
Equity	5.58
† Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/17/2019	Bank of America Merrill Lynch	CHF	372,901	USD	379,730	$ 2,525
09/17/2019	Bank of America Merrill Lynch	USD	2,518,856	GBP	2,076,885	9,737
09/17/2019	Barclays Bank PLC	EUR	1,556,973	USD	1,754,613	41,696
09/17/2019	Barclays Bank PLC	GBP	2,030,057	USD	2,542,494	70,913
09/17/2019	Barclays Bank PLC	USD	2,532,949	GBP	2,088,240	9,470
10/15/2019	Barclays Bank PLC	EUR	6,594,108	USD	7,332,562	61,932
10/15/2019	Canadian Imperial Bank of Commerce	EUR	6,594,108	USD	7,353,617	82,987
09/17/2019	Citibank, N.A.	EUR	6,141,298	USD	6,927,844	171,443
09/17/2019	Citibank, N.A.	GBP	2,156,446	USD	2,696,278	70,820
10/15/2019	Citibank, N.A.	EUR	6,594,108	USD	7,337,007	66,376
10/15/2019	Citibank, N.A.	GBP	295,200	USD	362,469	2,637
09/17/2019	Goldman Sachs International	EUR	6,141,297	USD	6,925,940	169,540
10/15/2019	Goldman Sachs International	EUR	1,099,597	USD	1,223,118	10,708
09/17/2019	J.P. Morgan Chase Bank, N.A.	GBP	2,026,835	USD	2,538,431	70,772
10/15/2019	Morgan Stanley Capital Services LLC	EUR	484,772	USD	539,838	5,331
09/17/2019	Royal Bank of Canada	EUR	6,417,658	USD	7,242,090	181,649
10/15/2019	Royal Bank of Canada	CHF	374,108	USD	384,914	5,495
10/15/2019	Royal Bank of Canada	EUR	4,383	USD	4,886	54
09/17/2019	Toronto Dominion Bank	EUR	6,141,297	USD	6,926,524	170,123
09/17/2019	Toronto Dominion Bank	USD	2,519,191	GBP	2,076,885	9,403
10/15/2019	Toronto Dominion Bank	EUR	6,593,970	USD	7,356,272	85,794
Subtotal—Appreciation						1,299,405
Currency Risk
09/17/2019	Bank of America Merrill Lynch	GBP	28,672	USD	34,663	(245)
10/15/2019	Bank of America Merrill Lynch	GBP	2,081,629	USD	2,527,424	(9,963)
09/17/2019	Barclays Bank PLC	USD	7,312,249	EUR	6,589,927	(62,285)
10/15/2019	Barclays Bank PLC	GBP	2,073,425	USD	2,517,804	(9,582)
09/17/2019	Canadian Imperial Bank of Commerce	USD	7,333,139	EUR	6,589,927	(83,175)
09/17/2019	Citibank, N.A.	USD	7,316,796	EUR	6,589,927	(66,832)
10/15/2019	Goldman Sachs International	USD	29,244	EUR	26,241	(311)
09/17/2019	Royal Bank of Canada	USD	382,666	CHF	372,901	(5,460)
09/17/2019	Royal Bank of Canada	USD	43,766	EUR	38,953	(911)
09/17/2019	Toronto Dominion Bank	USD	7,335,779	EUR	6,589,789	(85,967)
10/15/2019	Toronto Dominion Bank	GBP	2,081,629	USD	2,527,760	(9,628)
Subtotal—Depreciation						(334,359)
Total Forward Foreign Currency Contracts						$ 965,046

Abbreviations:
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Invesco Senior Loan Fund

Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $762,416,922)	$ 726,886,830
Investments in affiliates, at value (Cost $1,793,148)	0
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,299,405
Cash	8,077,258
Foreign currencies, at value (Cost $8,595,937)	8,544,222
Receivable for:
Fund shares sold	98,990
Investments matured, at value (Cost $26,620,817)	430,569
Interest	3,166,273
Investments sold	29,461,733
Investment for trustee deferred compensation and retirement plans	42,865
Other assets	15,332
Total assets	778,023,477
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	334,359
Payable for:
Borrowings	115,000,000
Investments purchased	59,888,693
Dividends	966,702
Accrued fees to affiliates	205,000
Accrued interest expense	295,535
Accrued trustees’ and officers’ fees and benefits	3,311
Accrued other operating expenses	1,098,100
Trustee deferred compensation and retirement plans	94,499
Unfunded loan commitments	5,036,824
Total liabilities	182,923,023
Net assets applicable to common shares	$ 595,100,454
Net assets applicable to common shares consist of:
Shares of beneficial interest	$ 829,037,189
Distributable earnings	(233,936,735)
$ 595,100,454
Net Assets:
Class A	$ 88,115,641
Class C	$ 66,038,695
Class Y	$ 2,644,526
Class IB	$ 405,977,322
Class IC	$ 32,324,270
Shares outstanding, no par value, with an unlimited number of common shares authorized:
Class A	13,537,244
Class C	10,119,879
Class Y	406,344
Class IB	62,365,009
Class IC	4,965,998
Class A:
Net asset value per share	$ 6.51
Maximum offering price per share (Net asset value of $6.51 ÷ 96.75%)	$ 6.73
Class C:
Net asset value and offering price per share	$ 6.53
Class Y:
Net asset value and offering price per share	$ 6.51
Class IB:
Net asset value and offering price per share	$ 6.51
Class IC:
Net asset value and offering price per share	$ 6.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Invesco Senior Loan Fund

Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$ 17,959,827
Other income	206,870
Dividends	130,673
Total investment income	18,297,370
Expenses:
Advisory fees	2,780,131
Administrative services fees	780,720
Custodian fees	80,296
Distribution fees:
Class A	114,835
Class C	358,965
Class IC	25,961
Interest, facilities and maintenance fees	2,658,920
Transfer agent fees	361,234
Trustees’ and officers’ fees and benefits	15,328
Registration and filing fees	31,241
Reports to shareholders	283,799
Professional services fees	68,929
Other	17,145
Total expenses	7,577,504
Less: Expense offset arrangement(s)	(1,737)
Net expenses	7,575,767
Net investment income	10,721,603
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	12,098,911
Foreign currencies	(31,844)
Forward foreign currency contracts	1,129,115
13,196,182
Change in net unrealized appreciation (depreciation) of:
Investment securities	(19,881,286)
Foreign currencies	86,242
Forward foreign currency contracts	861,087
(18,933,957)
Net realized and unrealized gain (loss)	(5,737,775)
Net increase (decrease) in net assets resulting from operations	$ 4,983,828
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Invesco Senior Loan Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 10,721,603	$ 30,069,240
Net realized gain (loss)	13,196,182	(475,294)
Change in net unrealized appreciation (depreciation)	(18,933,957)	(7,502,174)
Net increase in net assets resulting from operations	4,983,828	22,091,772
Distributions to shareholders from distributable earnings:
Class A	(2,123,393)	(4,804,669)
Class C	(1,391,307)	(3,430,385)
Class Y	(68,562)	(140,453)
Class IB	(10,320,182)	(23,154,842)
Class IC	(817,450)	(1,907,818)
Total distributions from distributable earnings	(14,720,894)	(33,438,167)
Share transactions–net:
Class A	(1,172,954)	(16,314,659)
Class C	(10,857,375)	(16,468,097)
Class Y	(204,153)	776,753
Class IB	(20,295,280)	(50,975,389)
Class IC	(4,015,217)	(4,477,477)
Net increase (decrease) in net assets resulting from share transactions	(36,544,979)	(87,458,869)
Net increase (decrease) in net assets	(46,282,045)	(98,805,264)
Net assets:
Beginning of period	641,382,499	740,187,763
End of period	$595,100,454	$641,382,499
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Invesco Senior Loan Fund

Statement of Cash Flows
For the six months ended August 31, 2019
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations	$ 4,983,828
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(255,719,926)
Proceeds from sales of investments	321,335,239
Purchases of short-term investments, net	(687,895)
Amortization of premium on investment securities	(2,551,058)
Decrease in receivables and other assets	1,399,950
Increase in accrued expenses and other payables	149,647
Net realized gain from investment securities	(12,098,911)
Net change in unrealized depreciation on investment securities	19,881,286
Net change in unrealized appreciation of forward foreign currency contracts	(861,087)
Net cash provided by operating activities	75,831,073
Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(5,846,676)
Proceeds from shares of beneficial interest sold	8,195,767
Repayment of borrowings	(45,000,000)
Disbursements from shares of beneficial interest reacquired	(53,718,243)
Net cash provided by (used in) financing activities	(96,369,152)
Net decrease in cash and cash equivalents	(20,538,079)
Cash and cash equivalents at beginning of period	37,159,559
Cash and cash equivalents at end of period	$ 16,621,480
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$ 8,878,507
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$ 2,776,828
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30	Invesco Senior Loan Fund

Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)	Total borrowings (000’s omitted)	Asset Coverage per $1,000 unit of senior indebtedness (d)
Class A
Six months ended 08/31/19	$6.61	$ 0.11	$(0.06)	$ 0.05	$ (0.15)	$ —	$ (0.15)	$6.51	0.80% (e)	$ 88,116	2.52% (e)(f)	2.52% (e)(f)	1.67% (e)(f)	3.34% (e)(f)	30%	$115,000	$ 6,175
Year ended 02/28/19	6.72	0.28	(0.10)	0.18	(0.29)	—	(0.29)	6.61	3.19 (e)	90,789	2.46 (e)	2.46 (e)	1.71 (e)	4.25 (e)	44	160,000	5,009
Year ended 02/28/18	6.68	0.26	0.05	0.31	(0.26)	(0.01)	(0.27)	6.72	4.79 (e)	108,897	2.24 (e)	2.24 (e)	1.73 (e)	3.88 (e)	53	170,000	5,354
Year ended 02/28/17	5.81	0.34	0.86	1.20	(0.32)	(0.01)	(0.33)	6.68	20.97 (e)	121,627	2.06 (e)	2.06 (e)	1.67 (e)	5.34 (e)	73	150,000	6,617
Year ended 02/29/16	6.76	0.38	(0.94)	(0.56)	(0.39)	—	(0.39)	5.81	(8.65) (e)	115,036	1.98 (e)	1.98 (e)	1.68 (e)	5.82 (e)	51	150,000	6,346
Year ended 02/28/15	6.99	0.36	(0.23)	0.13	(0.36)	—	(0.36)	6.76	1.88 (e)	182,673	1.90 (e)	1.90 (e)	1.66 (e)	5.16 (e)	59	224,000	5,949
Class C
Six months ended 08/31/19	6.63	0.09	(0.06)	0.03	(0.13)	—	(0.13)	6.53	0.43 (e)	66,039	3.27 (e)(f)	3.27 (e)(f)	2.42 (e)(f)	2.59 (e)(f)	30	115,000	6,175
Year ended 02/28/19	6.73	0.23	(0.09)	0.14	(0.24)	—	(0.24)	6.63	2.50 (e)	77,951	3.21 (e)	3.21 (e)	2.46 (e)	3.50 (e)	44	160,000	5,009
Year ended 02/28/18	6.70	0.21	0.04	0.25	(0.21)	(0.01)	(0.22)	6.73	3.86 (e)	95,894	2.99 (e)	2.99 (e)	2.48 (e)	3.13 (e)	53	170,000	5,354
Year ended 02/28/17	5.82	0.29	0.87	1.16	(0.27)	(0.01)	(0.28)	6.70	20.24 (e)	117,699	2.81 (e)	2.81 (e)	2.42 (e)	4.59 (e)	73	150,000	6,617
Year ended 02/29/16	6.77	0.33	(0.94)	(0.61)	(0.34)	—	(0.34)	5.82	(9.38) (e)	116,229	2.73 (e)	2.73 (e)	2.43 (e)	5.07 (e)	51	150,000	6,346
Year ended 02/28/15	7.00	0.31	(0.24)	0.07	(0.30)	—	(0.30)	6.77	1.06 (e)	178,395	2.65 (e)	2.65 (e)	2.41 (e)	4.41 (e)	59	224,000	5,949
Class Y
Six months ended 08/31/19	6.61	0.12	(0.06)	0.06	(0.16)	—	(0.16)	6.51	0.93	2,645	2.27 (f)	2.27 (f)	1.42 (f)	3.59 (f)	30	115,000	6,175
Year ended 02/28/19	6.72	0.30	(0.10)	0.20	(0.31)	—	(0.31)	6.61	3.47	2,894	2.21	2.21	1.46	4.50	44	160,000	5,009
Year ended 02/28/18	6.68	0.28	0.05	0.33	(0.28)	(0.01)	(0.29)	6.72	5.05	2,161	1.99	1.99	1.48	4.13	53	170,000	5,354
Year ended 02/28/17	5.81	0.36	0.85	1.21	(0.33)	(0.01)	(0.34)	6.68	21.27	2,037	1.81	1.81	1.42	5.59	73	150,000	6,617
Year ended 02/29/16	6.77	0.40	(0.95)	(0.55)	(0.41)	—	(0.41)	5.81	(8.53)	1,108	1.73	1.73	1.43	6.07	51	150,000	6,346
Year ended 02/28/15	7.00	0.38	(0.23)	0.15	(0.38)	—	(0.38)	6.77	2.16	2,433	1.65	1.65	1.41	5.41	59	224,000	5,949
Class IB
Six months ended 08/31/19	6.61	0.12	(0.06)	0.06	(0.16)	—	(0.16)	6.51	0.93	405,977	2.27 (f)	2.27 (f)	1.42 (f)	3.59 (f)	30	115,000	6,175
Year ended 02/28/19	6.72	0.30	(0.10)	0.20	(0.31)	—	(0.31)	6.61	3.46	432,894	2.21	2.21	1.46	4.50	44	160,000	5,009
Year ended 02/28/18	6.69	0.28	0.04	0.32	(0.28)	(0.01)	(0.29)	6.72	4.89	491,279	1.99	1.99	1.48	4.13	53	170,000	5,354
Year ended 02/28/17	5.81	0.36	0.86	1.22	(0.33)	(0.01)	(0.34)	6.69	21.45	552,939	1.81	1.81	1.42	5.59	73	150,000	6,617
Year ended 02/29/16	6.77	0.39	(0.94)	(0.55)	(0.41)	—	(0.41)	5.81	(8.53)	523,422	1.73	1.73	1.43	6.07	51	150,000	6,346
Year ended 02/28/15	7.00	0.37	(0.22)	0.15	(0.38)	—	(0.38)	6.77	2.16	682,816	1.65	1.65	1.41	5.41	59	224,000	5,949
Class IC
Six months ended 08/31/19	6.61	0.11	(0.05)	0.06	(0.16)	—	(0.16)	6.51	0.85 (e)	32,324	2.42 (e)(f)	2.42 (e)(f)	1.57 (e)(f)	3.44 (e)(f)	30	115,000	6,175
Year ended 02/28/19	6.72	0.29	(0.10)	0.19	(0.30)	—	(0.30)	6.61	3.30 (e)	36,854	2.36 (e)	2.36 (e)	1.61 (e)	4.35 (e)	44	160,000	5,009
Year ended 02/28/18	6.69	0.27	0.05	0.32	(0.28)	(0.01)	(0.29)	6.72	4.74 (e)	41,957	2.14 (e)	2.14 (e)	1.63 (e)	3.98 (e)	53	170,000	5,354
Year ended 02/28/17	5.81	0.35	0.86	1.21	(0.32)	(0.01)	(0.33)	6.69	21.28 (e)	46,648	1.96 (e)	1.96 (e)	1.57 (e)	5.44 (e)	73	150,000	6,617
Year ended 02/29/16	6.77	0.38	(0.94)	(0.56)	(0.40)	—	(0.40)	5.81	(8.68) (e)	43,660	1.88 (e)	1.88 (e)	1.58 (e)	5.92 (e)	51	150,000	6,346
Year ended 02/28/15	7.00	0.36	(0.22)	0.14	(0.37)	—	(0.37)	6.77	1.99 (e)	55,548	1.80 (e)	1.80 (e)	1.56 (e)	5.26 (e)	59	224,000	5,949

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.
(d)	Calculated at the fund level by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets of Class A shares reflect actual 12b-1 fees of 0.25% for each of the years ended February 28, 2019, February 28, 2018, February 28, 2017, February 29, 2016 and February 28, 2015. The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets of Class C shares reflect actual 12b-1 fees of 1.00% for each of the years ended February 28, 2019, February 28, 2018, February 28, 2017, February 29, 2016 and February 28, 2015. The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets of Class IC shares reflect actual 12b-1 fees of 0.15% for each of the years ended February 28, 2019, February 28, 2018, February 28, 2017, February 29, 2016 and February 28, 2015.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $91,369, $71,403, $2,801, $421,183 and $34,426 for Class A, Class C, Class Y, Class IB and Class IC shares, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31	Invesco Senior Loan Fund

Notes to Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Senior Loan Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in adjustable rate senior loans. The Fund invests primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.
The Fund continuously offers Class A, Class C and Class Y shares. The Fund also has outstanding Class IB and Class IC shares which are not continuously offered. Each class of shares differs in its initial sales load, contingent deferred sales charges ("CDSC"), the allocation of class-specific expenses and voting rights on matters affecting a single class. No CDSC was paid in connection with this early conversion.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
32	Invesco Senior Loan Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
33	Invesco Senior Loan Fund

H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.	Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
N.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the
34	Invesco Senior Loan Fund

Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
P.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.90%
Next $1 billion	0.85%
Next $1 billion	0.825%
Next $500 million	0.80%
Over $3 billion	0.775%
For the six months ended August 31, 2019, the effective advisory fees incurred by the Fund was 0.89%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Fund has entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2019, expenses incurred under these agreements are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31, 2019, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class IC shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares. The fees are accrued daily and paid monthly.
With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses. For the six months ended August 31, 2019, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2019, IDI advised the Fund that IDI retained $664 in front-end sales commissions from the sale of Class A shares and $0, $739 and $27 from Class A, Class C and Class IC shares, respectively, for CDSC imposed on redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
35	Invesco Senior Loan Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2019, there were transfers from Level 3 to Level 2 of $6,147,491, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $10,954,002, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$ —	$ 581,126,119	$ 35,336,884	$ 616,463,003
U.S. Dollar Denominated Bonds & Notes	—	55,759,819	—	55,759,819
Common Stocks & Other Equity Interests	18,959,493	7,184,067	14,154,586	40,298,146
Non-U.S. Dollar Denominated Bonds & Notes	—	8,410,818	—	8,410,818
Structured Products	—	5,461,493	—	5,461,493
Preferred Stocks	66,551	115,196	311,804	493,551
Investments Matured	—	—	430,569	430,569
Total Investments in Securities	19,026,044	658,057,512	50,233,843	727,317,399
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,299,405	—	1,299,405
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(334,359)	—	(334,359)
Total Other Investments	—	965,046	—	965,046
Total Investments	$ 19,026,044	$659,022,558	$50,233,843	$728,282,445

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2019:
	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/19
Variable Rate Senior Loan Interests	$ 46,636,668	$ 10,947,997	$ (20,986,436)	$ 51,577	$ 204,233	$ 9,172	$ 4,505,968	$ (6,032,295)	$ 35,336,884
Common Stocks & Other Equity Interests	6,395,434	1,084,938	(58,205)	–	30,848	293,039	6,408,532	–	14,154,586
Preferred Stocks	226,891	–	–	–	–	177,884	22,225	(115,196)	311,804
Investments Matured	413,292	–	–	–	–	–	17,277	–	430,569
Total	$ 53,672,285	$ 12,032,935	$ (21,044,641)	$ 51,577	$ 235,081	$ 480,095	$ 10,954,002	$ (6,147,491)	$ 50,233,843
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
36	Invesco Senior Loan Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2019:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,299,405
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$1,299,405
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$ (334,359)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$ (334,359)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2019.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America Merrill Lynch	$ 12,262	$ (10,208)	$ 2,054	$–	$–	$ 2,054
Barclays Bank PLC	184,011	(71,867)	112,144	–	–	112,144
Canadian Imperial Bank of Commerce	82,987	(83,175)	(188)	–	–	(188)
Citibank, N.A.	311,276	(66,832)	244,444	–	–	244,444
Goldman Sachs International	180,248	(311)	179,937	–	–	179,937
J.P. Morgan Chase Bank, N.A.	70,772	–	70,772	–	–	70,772
Morgan Stanley Capital Services LLC	5,331	–	5,331	–	–	5,331
Royal Bank of Canada	187,198	(6,371)	180,827	–	–	180,827
Toronto Dominion Bank	265,320	(95,595)	169,725	–	–	169,725
Total	$1,299,405	$(334,359)	$965,046	$–	$–	$965,046
Effect of Derivative Investments for the six months ended August 31, 2019
The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$1,129,115
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	861,087
Total	$1,990,202
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$103,718,641
37	Invesco Senior Loan Fund

NOTE 5—Investments in Other Affiliates
The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended August 31, 2019.
	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 08/31/19	Dividend Income
Cygnus Business Media, Inc., Common Shares	$0	$–	$–	$–	$–	$0	$–
NOTE 6—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,737.
NOTE 7—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees’ and Officers’ Fees and Benefits" includes amounts accrued by the Fund to fund such deferred compensation amounts.
NOTE 8—Cash Balances and Borrowings
The Fund entered into a $285 million revolving credit and security agreement, which will expire on November 15, 2019. The revolving credit agreement is secured by the assets of the Fund.
During the six months ended August 31, 2019, the average daily balance of borrowing under the revolving credit and security agreement was $140,923,913 with a weighted interest rate of 2.81%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding
NOTE 9—Unfunded Loan Commitments
As of August 31, 2019, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
Borrower	Type		Principal Amount(a)	Value
Allied Universal Holdco, LLC	Delayed Draw Term Loan		$ 353,427	$ 353,427
Evergood 4 APS	Term Loan	EUR	5,477	6,027
IAP Worldwide Services	Revolver Loan		1,946,523	1,946,523
Manna Pro Products, LLC	Delayed Draw Term Loan		272,224	269,502
Mavis Tire Express Services Corp.	Delayed Draw Term Loan		117,031	115,057
Monitronics International Inc.	DIP Loan		250,030	250,030
Pacific Gas and Electric Co.	Delayed Draw Term Loan		653,307	653,307
SRAM, LLC	Delayed Draw Term Loan		392,513	392,513
Transtar Holding Co.	Delayed Draw Term Loan		169,960	169,960
Unilabs Diagnostics AB	Revolver Loan	EUR	768,492	838,775
Vue International Bidco PLC	Delayed Draw Term Loan	EUR	37,666	41,703
				$5,036,824
(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.
Currency Abbreviations:
EUR – Euro
38	Invesco Senior Loan Fund

NOTE 10—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$794,308	$178,561,306	$179,355,614

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 11—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2019 was $226,328,867 and $270,328,184, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 28,197,794
Aggregate unrealized (depreciation) of investments	(91,725,943)
Net unrealized appreciation (depreciation) of investments	$(63,528,149)
Cost of investments for tax purposes is $791,810,594.
NOTE 12—Dividends
The Fund declared the following dividends to common shareholders from net investment income subsequent to August 31, 2019:
Share Class	Record Date	Amount Per Share
		Payable September 30, 2019
Class A	Daily	0.0260
Class C	Daily	0.0220
Class Y	Daily	0.0274
Class IB	Daily	0.0274
Class IC	Daily	0.0266
NOTE 13—Repurchase of Shares
The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule 23c-3(b) of the 1940 Act.
The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares; however, the Fund’s present intent for the offers is for not less than 6% (The Board of Trustees may authorize an additional 2%, if necessary, without extending the Repurchase Offers). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). During the year ended August 31, 2019, the Fund had Repurchase Offers as follows:
Repurchase request deadlines	Percentage of outstanding shares the Fund offered to repurchase	Number of shares tendered (all classes)	Percentage of outstanding shares tendered (all classes)
March 15, 2019	6.0%	928,426	1.0%
April 18, 2019	6.0	2,366,369	2.5
May 17, 2019	6.0	1,075,350	1.1
June 21, 2019	6.0	1,413,411	1.5
July 19, 2019	6.0	1,136,656	1.2
August 16, 2019	6.0	1,300,895	1.4
39	Invesco Senior Loan Fund

NOTE 14—Share Information
	Summary of Share Activity
	Six months ended August 31, 2019(a)		Year ended February 28, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	1,170,918	$ 7,785,042	1,118,589	$ 7,466,148
Class C	35,300	233,270	503,645	3,393,168
Class Y	30,436	201,779	185,623	1,242,282
Class IB	11,165	73,721	219,517	1,467,422
Class IC	143	945	17,335	116,010
Issued as reinvestment of dividends:
Class A	187,619	1,233,762	360,286	2,388,551
Class C	132,722	875,027	297,330	1,975,735
Class Y	6,304	41,454	13,564	89,940
Class IB	940,849	6,188,412	1,870,458	12,408,288
Class IC	82,093	539,852	171,272	1,135,689
Reacquired:
Class A	(1,548,187)	(10,191,758)	(3,955,097)	(26,169,358)
Class C	(1,804,069)	(11,965,672)	(3,286,419)	(21,837,000)
Class Y	(68,003)	(447,386)	(83,123)	(555,469)
Class IB	(4,029,017)	(26,557,413)	(9,717,991)	(64,851,099)
Class IC	(688,112)	(4,556,014)	(857,992)	(5,729,176)
Net increase (decrease) in share activity	(5,539,839)	$ (36,544,979)	(13,143,003)	$(87,458,869)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
40	Invesco Senior Loan Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,008.00	$ 12.72	$1,012.47	$ 12.75	2.52%
Class C	1,000.00	1,002.80	16.46	1,008.70	16.51	3.27
Class Y	1,000.00	1,009.30	11.47	1,013.72	11.49	2.27
Class IB	1,000.00	1,007.80	11.46	1,013.72	11.49	2.27
Class IC	1,000.00	1,008.50	12.22	1,012.97	12.25	2.42

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.
41	Invesco Senior Loan Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Invesco Senior Loan Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe comprised of all retail and institutional loan participation funds, regardless of asset size or primary channel of distribution and against the Lipper Loan Participation Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board noted that the Fund’s use of leverage and overweight exposure to and security selection in certain sectors and securities detracted from the Fund’s performance. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

42                         Invesco Senior Loan Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted there were only two funds (including the Fund) in the expense group. The Board also noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expenses were each ranked second out of two funds (including the Fund) in its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

43                         Invesco Senior Loan Fund

Distribution Information
The following table sets forth on a per share basis the distribution that was paid in June 2019. Included in the table is a written statement of the sources of the distribution on a GAAP basis.
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
06/30/2019	Class A	$0.0217	$0.000	$0.0043	$0.0260
06/30/2019	Class C	$ 0.0176	$0.000	$0.0043	$0.0219
06/30/2019	Class Y	$0.0231	$0.000	$0.0043	$0.0274
06/30/2019	Class IB	$0.0231	$0.000	$0.0043	$0.0274
06/30/2019	Class IC	$0.0222	$0.000	$0.0043	$0.0265
Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.
44	Invesco Senior Loan Fund

Go paperless with eDelivery
Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.
With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:
•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file number: 811-05845	Invesco Distributors, Inc.	VK-SLO-SAR-1

ITEM 2:	CODE OF ETHICS

Not applicable for a semi-annual report.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the reporting period, PricewaterhouseCoopers LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Manager and a PwC Senior Associate each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, (or with respect to the PwC Senior Associate was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Senior Loan Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 7, 2019